STOCK WARRANTS (Q1) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
STOCK WARRANTS [Abstract]
Summary of Stock Warrants Outstanding
RLJE had the following warrants outstanding:

	March 31, 2015
(In thousands, except per share data)	Shares	Exercise Price	Remaining Life
Registered warrants	15,375	$12.00	2.5 years
Sponsor warrants	3,817	$12.00	2.5 years
Unregistered warrants	1,850	$12.00	2.5 years
	21,042

RLJE had the following warrants outstanding:

	December 31, 2014
(In thousands, except per share data)	Shares	Exercise Price	Remaining Life
Registered warrants	15,375	$12.00	2.75 years
Sponsor warrants	3,817	$12.00	2.75 years
Unregistered warrants	1,850	$12.00	2.75 years
	21,042